SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Accounts recivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Accounts receivable	$ 1,241	¥ 8,096		¥ 1,472
Allowance for doubtful accounts	(47)	(304)	$ (28)	(177)	¥ (198)	¥ (18)
Balance at end of year	$ 1,194	¥ 7,792		¥ 1,295